Related Party Transactions	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related party transactions

6       Related party transactions

During the year ended June 30, 2018, the Company recognized a total expense of $311,683 relating to the settlement agreement with the Company’s former President and Chief Operating Officer. Amounts owed to related parties, including